PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2021
Table Text Block Supplement [Abstract]
Schedule of equipment

	September 30,	September 30,
	2021	2020
Equipment	$489,456	$467,208
Software	53,450	53,450
	542,906	520,659
Less: accumulated depreciation	(503,970)	(490,580)
Total, equipment net	$38,936	$30,079